EQUITY (Details Narrative)																			12 Months Ended
	Jan. 01, 2023 shares	Aug. 31, 2022 USD ($)	Aug. 29, 2022 USD ($) $ / shares shares	Aug. 25, 2022 USD ($) $ / shares shares	Aug. 18, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($)	Jul. 01, 2022 shares	Jun. 16, 2022 $ / shares shares	Jun. 09, 2022 USD ($) $ / shares	Apr. 28, 2022 $ / shares shares	Jan. 01, 2022 $ / shares shares	Sep. 15, 2021 $ / shares shares	Sep. 07, 2021 $ / shares shares	Apr. 15, 2020 shares	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 08, 2019 $ / shares shares	Jun. 30, 2018 USD ($) shares	Apr. 24, 2018 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	May 23, 2022 $ / shares	Mar. 03, 2022 shares	Jan. 24, 2022 $ / shares	Nov. 07, 2019 shares
Stock issued during period, shares, new issues																6,000,000
Ordinary shares, shares authorized																		100,000,000	37,500,000	37,500,000
Ordinary shares, par value | $ / shares																		$ 0.001	$ 0.00267	$ 0.00267
Reverse stock split description																one-for-zero point three seven five (1 for 0.375) stock split
Reverse stock split ratio																0.00375
Ordinary shares, shares issued																6,000,000			10,142,694	7,447,955					16,000,000
Ordinary shares, shares outstanding																6,000,000			10,142,694	7,447,955					16,000,000
Preference shares, shares authorized (in shares)																			3,750,000	3,750,000
Price per share | $ / shares																			$ 4.66			$ 14.94		$ 3.64
Net shares received upon exercise																							199,259
Class of warrant or right, exercise price of warrants or rights | $ / shares																			$ 6.00			$ 6.00		$ 6.00
Proceeds from warrant exercises | $																			$ 1,950,000
Frank Ingriselli [Member]
Closing price | $ / shares											$ 2.85
Frank Ingriselli [Member] | Employment Agreement [Member]
Number of restricted stock, shares											60,000
Vested options exercised							30,000
Frank Ingriselli [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Vested options exercised	30,000
Common Stock [Member]
Stock issued during period, shares, new issues																			458,375
Shares issued for services, shares																			62,105
Total number of shares issued upon conversion of convertible note																			1,650,000
ARC Group Ltd [Member]
Shares issued for services, shares														31,818
ARC Group Ltd [Member] | Common Stock [Member]
Shares issued for services, shares														31,818
TraDigital Marketing Group, Inc [Member]
Shares issued for services, shares														12,500
TraDigital Marketing Group, Inc [Member] | Common Stock [Member]
Price per share | $ / shares												$ 5.01
Shares issued for services, shares												5,000		12,500
Frank Ingriselli [Member] | Common Stock [Member]
Price per share | $ / shares													$ 4.96
Shares issued for services, shares													35,000
Srax Inc [Member]
Stock issued during period, shares, new issues										2,105
Closing price | $ / shares										$ 19.00
L1 Capital Global Opportunities Master Fund Ltd [Member]
Debt conversion amount | $									$ 9,600,000
Debt conversion price | $ / shares									$ 6.00
Warrant exercised shares								50,000
Closing price | $ / shares								$ 6.00
Warrants exercised shares			90,000		185,000														325,000
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 6.00		$ 6.00
Proceeds from warrant exercises | $			$ 540,000		$ 1,110,000														$ 1,950,000
L1 Capital Global Opportunities Master Fund Ltd [Member] | Common Stock [Member]
Exercise of warrants								50,000
L1 Capitals Election [Member]
Debt principal amount | $					$ 300,000
Debt conversion price | $ / shares					$ 6
H.C. Wainwright & Co., LLC [Member]
Aggregate gross offering price | $						$ 20,000,000
H.C. Wainwright & Co., LLC [Member] | Common Stock One [Member]
Sale of stock, shares				177,763
Sale of stock price | $ / shares				$ 10.7407
Net proceeds from common stock | $		$ 1,801,193
H.C. Wainwright & Co., LLC [Member] | Common Stock Two [Member]
Sale of stock, shares				280,612
Sale of stock price | $ / shares				$ 10.1090
Net proceeds from common stock | $				$ 2,750,449
IPO [Member]
Stock issued during period, shares, new issues															1,363,637
Ordinary shares, shares outstanding															7,363,637
Price per share | $ / shares															$ 11.00
Proceeds from issuance of initial public offering | $															$ 12,500,000
Minimum [Member]
Ordinary shares, shares authorized																100,000,000
Ordinary shares, par value | $ / shares																$ 0.001
Preference shares, shares authorized (in shares)																10,000,000
Price per share | $ / shares																			$ 7.01
Maximum [Member]
Ordinary shares, shares authorized																37,500,000
Ordinary shares, par value | $ / shares																$ 0.00267
Preference shares, shares authorized (in shares)																3,750,000
Price per share | $ / shares																			$ 8.26
Maderic Holding Limited [Member]
Debt principal amount | $																	$ 21,150,000
Hfo Investment Group [Member]
Debt principal amount | $																	$ 3,150,000
Number of shares held																777,778
Hfo Investment Group [Member] | Hfo [Member]
Ownership percentage (as a percent)																12.96%
Maderic Holding Limited and HFO Investment Group [Member]
Number of shares issued																	15,999,000
Maderic Holding Limited [Member]
Stock issued during period, shares, new issues																		1,000
Percentage of legal ownership by kaixin auto group																87.04%
Number of shares held																5,222,222